Loans	6 Months Ended
Jun. 30, 2025
Loans [Abstract]
LOANS

6. LOANS

Outstanding balances of loans consist of the following:

	Balance			Interest
As of June 30, 2025	RMB	USD	Maturity Date	Rate	Collateral/Guarantee
Short-term loan
Industrial Bank Jilin Branch (1)	5,000	698	August 1, 2025	Fixed rate 4.30%	Collateral: buildings and land use right
Industrial Bank Jilin Branch (2)	8,000	1,117	December 10, 2025	Fixed rate 4.30%	Collateral: buildings and land use right
Industrial Bank Hong Kong Branch (3)	20,963	2,926	November 25, 2025	Fixed rate 3.15%	Collateral: buildings and land use right
Industrial Bank Jilin Branch (4)	21,900	3,056	March 23, 2026	Fixed rate 4.20%	Collateral: buildings and land use right
Industrial Bank Jilin Branch (5)	5,000	698	March 30, 2026	Fixed rate 4.20%	Collateral: buildings and land use right
China Minsheng Bank Jilin Branch (6)	3,000	419	September 9, 2025	Fixed rate 3.85%	Guarantee: Jilin Zhengye Group Co., Ltd.
China Minsheng Bank Jilin Branch (7)	1,990	278	September 18, 2025	Fixed rate 3.85%	Guarantee: Jilin Zhengye Group Co., Ltd.
China Minsheng Bank Jilin Branch (8)	3,000	419	February 6, 2026	Fixed rate 3.85%	Guarantee: Jilin Zhengye Group Co., Ltd.
China Minsheng Bank Jilin Branch (9)	2,010	281	February 21, 2026	Fixed rate 3.85%	Guarantee: Jilin Zhengye Group Co., Ltd.
Bank of Jilin (10)	10,000	1,396	March 24, 2026	Fixed rate 3.85%	Guarantee: Jilin Zhengye Group Co., Ltd.
Total	80,863	11,288
Long-term loan-current portion
Industrial Bank Jilin Branch (11)	200	28	November 5, 2027	Fixed rate 4.00%	Collateral: buildings and land use right
Total	200	28
Long-term loan
Industrial Bank Jilin Branch (11)	4,700	656	November 5, 2027	Fixed rate 4.00%	Collateral: buildings and land use right
Total	4,700	656
	Balance		Interest
As of December 31, 2024	RMB	Maturity Date	Rate	Collateral/Guarantee
Short-term loan
Industrial Bank Jilin Branch (12)	5,000	March 25, 2025	Fixed rate 4.35%	Collateral: buildings and land use right
Industrial Bank Jilin Branch (13)	21,900	March 25, 2025	Fixed rate 4.35%	Collateral: buildings and land use right
Industrial Bank Jilin Branch (14)	5,000	May 12, 2025	Fixed rate 4.30%	Collateral: buildings and land use right
Industrial Bank Jilin Branch (1)	5,000	August 1, 2025	Fixed rate 4.30%	Collateral: buildings and land use right
Industrial Bank Jilin Branch (2)	8,000	December 10, 2025	Fixed rate 4.30%	Collateral: buildings and land use right
Industrial Bank Hong Kong Branch (3)	19,543	November 25, 2025	Fixed rate 3.15%	Collateral: buildings and land use right
China Minsheng Bank Jilin Branch (15)	3,000	January 8, 2025	Fixed rate 3.85%	Guarantee: Jilin Zhengye Group Co., Ltd.
China Minsheng Bank Jilin Branch (16)	2,010	February 5, 2025	Fixed rate 3.85%	Guarantee: Jilin Zhengye Group Co., Ltd.
China Minsheng Bank Jilin Branch (6)	3,000	September 9, 2025	Fixed rate 3.85%	Guarantee: Jilin Zhengye Group Co., Ltd.
China Minsheng Bank Jilin Branch (7)	1,990	September 18, 2025	Fixed rate 3.85%	Guarantee: Jilin Zhengye Group Co., Ltd.
Total	74,443
Long-term loan-current portion
Industrial Bank Jilin Branch (17)	6,990	April 10, 2025	Fixed rate 4.90%	Collateral: buildings and land use right
Industrial Bank Jilin Branch (11)	200	November 5, 2027	Fixed rate 4.00%	Collateral: buildings and land use right
Total	7,190
Long-term loan
Industrial Bank Jilin Branch (11)	4,800	November 5, 2027	Fixed rate 4.00%	Collateral: buildings and land use right
Total	4,800

(1)	On August 7, 2024, Jilin Zhengye entered into a bank loan agreement with Industrial Bank Jilin Branch to borrow RMB5,000 from August 7, 2024 to August 1, 2025. The loan bears a fixed annual interest rate of 4.30%. As of June 30, 2025, the remaining balance was RMB5,000 (US$698).

(2)	On December 10, 2024, Jilin Zhengye entered into a bank loan agreement with Industrial Bank Jilin Branch to borrow RMB8,000 from December 11, 2024 to December 10, 2025. The loan bears a fixed annual interest rate of 4.30%. As of June 30, 2025, the remaining balance was RMB8,000 (US$1,117).

(3)	On November 29, 2024, Jilin Zhengye obtained a working capital loan of JPY422.7 million (approximately RMB20.2 million) from Industrial Bank Hong Kong Branch (“the JPY Loan”), with a floating interest rate of Tokyo Overnight Average rate plus 0.65% payable on monthly basis. The maturity date of the JPY Loan is November 25, 2025.

(4)	On March 25, 2025, Jilin Zhengye entered into a bank loan agreement with Industrial Bank Jilin Branch to borrow RMB21,900 from March 25, 2025 to March 23, 2026. The loan bears a fixed annual interest rate of 4.20%. As of June 30, 2025, the remaining balance was RMB21,900 (US$3,056).
(5)	On March 31, 2025, Jilin Zhengye entered into a bank loan agreement with Industrial Bank Jilin Branch to borrow RMB5,000 from March 31, 2025 to March 30, 2026. The loan bears a fixed annual interest rate of 4.20%. As of June 30, 2025, the remaining balance was RMB5,000 (US$698).

(6)	On September 9, 2024, Jilin Zhengye entered into a bank loan agreement with China Minsheng Bank Jilin Branch to borrow RMB3,000 from September 9, 2024 to September 9, 2025. The loan bears a fixed annual interest rate of 3.85%. As of June 30, 2025, the remaining balance was RMB3,000 (US$419).

(7)	On September 18, 2024, Jilin Zhengye entered into a bank loan agreement with China Minsheng Bank Jilin Branch to borrow RMB1,990 from September 18, 2024 to September 18, 2025. The loan bears a fixed annual interest rate of 3.85%. As of June 30, 2025, the remaining balance was RMB1,990 (US$278).

(8)	On February 6, 2025, Jilin Zhengye entered into a bank loan agreement with China Minsheng Bank Jilin Branch to borrow RMB3,000 from February 6, 2025 to February 6, 2026. The loan bears a fixed annual interest rate of 3.85%. As of June 30, 2025, the remaining balance was RMB3,000 (US$419).

(9)	On February 21, 2025, Jilin Zhengye entered into a bank loan agreement with China Minsheng Bank Jilin Branch to borrow RMB2,010 from February 21, 2025 to February 21, 2026. The loan bears a fixed annual interest rate of 3.85%. As of June 30, 2025, the remaining balance was RMB2,010 (US$281).

(10)	On March 25, 2025, Jilin Zhengye entered into a bank loan agreement with Bank of Jilin to borrow RMB10,000 from March 28, 2025 to March 24, 2026. The loan bears a fixed annual interest rate of 3.85%. As of June 30, 2025, the remaining balance was RMB10,000 (US$1,396).

(11)	On November 8, 2024, Jilin Zhengye entered into a bank loan agreement with Industrial Bank Jilin Branch to borrow RMB5,000 from November 8, 2024 to November 5, 2027. The loan bears a fixed annual interest rate of 4.00%. Jilin Zhengye repaid RMB100 of the loan in accordance with the agreed repayment plan on March 21, 2025. As of June 30, 2025, the remaining balance was RMB4,900 (US$684).

(12)	On March 28, 2024, Jilin Zhengye entered into a bank loan agreement with Industrial Bank Jilin Branch to borrow RMB5,000 from March 28, 2024 to March 25, 2025. The loan bears a fixed annual interest rate of 4.35%. Jilin Zhengye fully repaid the loan on March 25, 2025.

(13)	On March 28, 2024, Jilin Zhengye entered into a bank loan agreement with Industrial Bank Jilin Branch to borrow RMB21,900 from March 28, 2024 to March 25, 2025. The loan bears a fixed annual interest rate of 4.35%. Jilin Zhengye fully repaid the loan on March 25, 2025.

(14)	On May 13, 2024, Jilin Zhengye entered into a bank loan agreement with Industrial Bank Jilin Branch to borrow RMB5,000 from May 13, 2024 to May 12, 2025. The loan bears a fixed annual interest rate of 4.30%. Jilin Zhengye fully repaid the loan on April 1, 2025.

(15)	On January 8, 2024, Jilin Zhengye entered into a bank loan agreement with China Minsheng Bank Jilin Branch to borrow RMB3,000 from January 8, 2024 to January 8, 2025. The loan bears a fixed annual interest rate of 3.85%. Jilin Zhengye fully repaid the loan on January 8, 2025.

(16)	On February 5, 2024, Jilin Zhengye entered into a bank loan agreement with China Minsheng Bank Jilin Branch to borrow RMB2,010 from February 5, 2024 to February 5, 2025. The loan bears a fixed annual interest rate of 3.85%. Jilin Zhengye fully repaid the loan on January 8, 2025.

(17)	On April 8, 2022, Jilin Zhengye entered into a bank loan agreement with Industrial Bank Jilin Branch to borrow RMB9,990 from April 11, 2022 to April 10, 2025. The loan bears a fixed annual interest rate of 4.90%. Jilin Zhengye fully repaid the loan on April 1, 2025.

In connection with borrowing of the JPY loan, the Company entered into foreign exchange swap contracts and cross-currency interest rate swap contracts with Industrial Bank with a termination date on November 24, 2025 and November 25, 2025, respectively, to run concurrently with the JPY Loan. The interest rate payable by the Company under the cross-currency interest rate swap contracts is a fixed interest rate of 3.15% denominated in RMB and the Company is required to transfer the principal amount of the JPY loan at fixed exchange rate of 0.047840 (or RMB20.2 million) upon maturity in exchange for JPY422.7 million under the foreign exchange swap contracts (see Note 2 and Note 3).

The weighted average interest rate was 4.35% and 3.96% for the six months ended June 30, 2024 and 2025, respectively. Interest expense for the six months ended June 30, 2024 and 2025, amounted to RMB2,052 and RMB1,752 (US$245), respectively.

China Minsheng Bank Jilin Branch provided a working capital credit facility to the Company with a term from January 26, 2025 to January 25, 2026. Bank of Jilin provided a working capital credit facility to the Company with a term from March 25, 2025 to March 24, 2026. As of June 30, 2025, the Company’s unused working capital credit facility was nil.

As of June 30, 2025, the Company’s future long-term loan obligations according to the terms of the loan agreement are as follows:

	RMB	US$
The six months ended December 31, 2025	100	14
The twelve months ended	-	-
2026	200	28
2027	4,600	642
	4,900	684